Intangible assets and goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible assets and goodwill
Balance at beginning of the year	$ 508.1
Amortization	82.8	$ 19.1	$ 18.2
Balance at end of the year	2,794.3	508.1
Cost/Gross amount
Intangible assets and goodwill
Balance at beginning of the year	563.3	563.6
Additions	11.4	4.8
Additions from Acquisition	2,230.7
Dispositions, retirements and other		(1.6)
Foreign currency translation adjustments	132.8	(3.5)
Balance at end of the year	2,938.2	563.3	563.6
Accumulated amortization
Intangible assets and goodwill
Balance at beginning of the year	(55.2)	(37.6)
Amortization	82.8	19.1
Dispositions, retirements and other		(1.3)
Foreign currency translation adjustments	5.9	(0.2)
Balance at end of the year	(143.9)	(55.2)	(37.6)
Total intangible assets
Intangible assets and goodwill
Balance at beginning of the year	89.7
Balance at end of the year	1,294.3	89.7
Total intangible assets | Cost/Gross amount
Intangible assets and goodwill
Balance at beginning of the year	144.9	142.4
Additions	11.4	4.8
Additions from Acquisition	1,213.7
Dispositions, retirements and other		(1.6)
Foreign currency translation adjustments	68.2	(0.7)
Balance at end of the year	1,438.2	144.9	142.4
Total intangible assets | Accumulated amortization
Intangible assets and goodwill
Balance at beginning of the year	(55.2)	(37.6)
Amortization	82.8	19.1
Dispositions, retirements and other		(1.3)
Foreign currency translation adjustments	5.9	(0.2)
Balance at end of the year	(143.9)	(55.2)	(37.6)
Customer relationships
Intangible assets and goodwill
Balance at beginning of the year	76.5
Balance at end of the year	1,120.2	76.5
Customer relationships | Cost/Gross amount
Intangible assets and goodwill
Balance at beginning of the year	108.0	108.6
Additions from Acquisition	1,057.3
Dispositions, retirements and other		(0.1)
Foreign currency translation adjustments	57.4	(0.5)
Balance at end of the year	1,222.7	108.0	108.6
Customer relationships | Accumulated amortization
Intangible assets and goodwill
Balance at beginning of the year	(31.5)	(16.8)
Amortization	65.6	14.9
Foreign currency translation adjustments	5.4	(0.2)
Balance at end of the year	(102.5)	(31.5)	(16.8)
Software
Intangible assets and goodwill
Balance at beginning of the year	9.5
Balance at end of the year	16.8	9.5
Software | Cost/Gross amount
Intangible assets and goodwill
Balance at beginning of the year	33.2	27.3
Additions	3.5	0.6
Additions from Acquisition	0.9
Dispositions, retirements and other		(1.5)
Assets under construction put into service	5.4	7.0
Foreign currency translation adjustments	5.5	(0.2)
Balance at end of the year	48.5	33.2	27.3
Software | Accumulated amortization
Intangible assets and goodwill
Balance at beginning of the year	(23.7)	(20.8)
Amortization	7.9	4.2
Dispositions, retirements and other		(1.3)
Foreign currency translation adjustments	0.1
Balance at end of the year	(31.7)	(23.7)	(20.8)
Assets under construction
Intangible assets and goodwill
Balance at beginning of the year	3.7
Balance at end of the year	7.5	3.7
Assets under construction | Cost/Gross amount
Intangible assets and goodwill
Balance at beginning of the year	3.7	6.5
Additions	7.8	4.2
Assets under construction put into service	(5.4)	(7.0)
Foreign currency translation adjustments	1.4
Balance at end of the year	7.5	3.7	6.5
Brand
Intangible assets and goodwill
Balance at end of the year	21.0
Brand | Cost/Gross amount
Intangible assets and goodwill
Additions from Acquisition	25.3
Foreign currency translation adjustments	2.8
Balance at end of the year	28.1
Brand | Accumulated amortization
Intangible assets and goodwill
Amortization	6.8
Foreign currency translation adjustments	0.3
Balance at end of the year	(7.1)
Standard operating procedures
Intangible assets and goodwill
Balance at end of the year	8.8
Standard operating procedures | Cost/Gross amount
Intangible assets and goodwill
Additions	0.1
Additions from Acquisition	10.2
Foreign currency translation adjustments	1.1
Balance at end of the year	11.4
Standard operating procedures | Accumulated amortization
Intangible assets and goodwill
Amortization	2.5
Foreign currency translation adjustments	0.1
Balance at end of the year	(2.6)
Crowd source
Intangible assets and goodwill
Balance at end of the year	120.0
Crowd source | Cost/Gross amount
Intangible assets and goodwill
Additions from Acquisition	120.0
Balance at end of the year	120.0
Goodwill
Intangible assets and goodwill
Balance at beginning of the year	418.4
Balance at end of the year	1,500.0	418.4
Goodwill | Cost/Gross amount
Intangible assets and goodwill
Balance at beginning of the year	418.4	421.2
Additions from Acquisition	1,017.0
Foreign currency translation adjustments	64.6	(2.8)
Balance at end of the year	$ 1,500.0	$ 418.4	$ 421.2